Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2020
Recoverable Taxes [abstract]
Schedule of Recoverable Taxes

	2020	2019

Withholding income tax on finance income (a)	39,413	33,344
Contributions over revenue (b)	14,922	13,576
Other taxes	2,030	3,506
	56,365	50,426

(a)	Refers to income taxes withheld on financial income which will be offset against future income tax payable.
(b)	Refers to credits taken on contributions on gross revenue for social integration program (PIS) and social security (COFINS) to be offset in the following period against tax payables.